COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

        Bank Line of Credit—The Company maintains an unsecured revolving credit facility and as of September 30, 2014, the commitment amount was $25,000 and matures on June 30, 2015.

        Borrowings on the facility bear interest at the greater of a fixed rate of 3.50% per annum or at the borrower's option of (i) LIBOR plus 1% or (ii) Prime minus 1.50%. As of September 30, 2014 and 2013, the Company had no borrowings under the credit facility.

        As of September 30, 2014, the Company's available credit under this facility was $16,669 as a result of the issuance of an aggregate amount of $8,331 of various standby letters of credit, which were required in connection with certain office lease and other agreements. The Company incurs a 1% per annum fee on the outstanding balance of issued letters of credit.

        Leases—The Company maintains operating leases with expiration dates that extend through 2023. The Company incurred expense relating to its operating leases of $2,756 and $8,051 for the three and nine months ended September 30, 2014, respectively, and $2,818 and $8,501 for the three and nine months ended September 30, 2013, respectively.

        The future minimum rental payments required under the operating leases in place at September 30, 2014 are as follows:

Fiscal year ended	Amount
Remainder of 2014	$3,536
2015	12,778
2016	12,266
2017	12,224
2018	12,915
Thereafter	23,096

Total	$76,815

        Contractual Arrangements—In the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide indemnification for specified losses, including certain indemnification of certain officers, directors and employees.

        Joint Venture Put and Call Options—In connection with the Company's Australian JV, the Company granted a put option in April 2010 enabling the key senior Australian executive to sell his shares held in the Australian JV back to the Company at fair value. The put option can be exercised if the key senior Australian executive ceases to be employed by the Australian JV (including due to death, disability or resignation but excluding termination for cause) and following such cessation of employment, the key senior Australian executive, the remaining Australian executives and the Company are unable to agree upon a restructuring of the Australian JV. The put option cannot be exercised prior to March 2015, except in the event of death or disability of the key senior Australian executive. If the put option is exercised, the Company will be required to pay 50% of the purchase price upon exercise and the remaining balance within 18 months (in cash or listed stock). In addition, since April 2010, the Company has held a call option to purchase the shares from the Trust at fair value with payment terms equal to those called for under the put option.

        Legal—There are no legal actions pending or, to management's knowledge, threatened against the Company or any of its combined entities, other than ordinary course of business actions that we believe will not have a material adverse effect on our business or financial statements.

12. COMMITMENTS AND CONTINGENCIES

        Bank Line of Credit—The Company maintains an unsecured revolving credit facility and as of December 31, 2013, the commitment amount was $25,000 and matures on June 30, 2015.

        Borrowings on the facility bear interest at the greater of a fixed rate of 3.50% per annum or at the borrower's option of (i) LIBOR plus 1% or (ii) Prime minus 1.50%. As of and for the years ended December 31, 2013, 2012 and 2011, the Company had no borrowings under the credit facility.

        As of December 31, 2013, the Company's available credit under this facility was $15,320 as a result of the issuance of an aggregate amount of $9,680 of various standby letters of credit, which were required in connection with certain office lease and other agreements. The Company incurs a 1% per annum fee on the outstanding balances of issued letters of credit.

        Leases—The Company leases office space under operating leases with expiration dates that extend through 2021. During the years ended December 31, 2013, 2012 and 2011, the Company incurred rent expense relating to its operating leases of $11,247, $11,633 and $9,654, respectively.

        The future minimum rental payments required under the operating leases in place at December 31, 2013 are as follows:

Fiscal year ended	Amount
2014	$10,946
2015	9,318
2016	8,813
2017	8,946
2018	9,633
Thereafter	19,824

Total	$67,480

        Contractual Arrangements—In the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide indemnification for specified losses, including certain indemnification of certain officers, directors and employees.

        Joint Venture Put and Call Options—In connection with the Company's Australian JV, the Company granted a put option in April 2010 enabling the key senior Australian executive to sell his shares held in the Australian JV back to the Company at fair value. The put option can be exercised if the key senior Australian executive ceases to be employed by the Australian JV (including due to death, disability or resignation but excluding termination for cause) and following such cessation of employment, the key senior Australian executive, the remaining Australian executives and the Company are unable to agree upon a restructuring of the Australian JV. The put option cannot be exercised prior to March 2015, except in the event of death or disability of the key senior Australian executive. If the Parent is public and the put option is exercised, the Company will be required to pay 50% of the purchase price immediately and the remaining balance within 18 months (in cash or listed stock). If the Parent is not public and the put option is exercised, the Company will be required to pay 25% of the purchase price immediately and the remaining balance in installments over an additional 9 - 36 months depending upon the size of the final purchase price. In addition, since April 2010, the Company has held a call option to purchase the shares from the Trust at fair value with payment terms equal to those called for under the put option.

        Legal—There are no legal actions pending or, to management's knowledge, threatened against the Company or any of its combined entities, other than ordinary course of business actions that we believe will not have a material adverse effect on our business or financial statements.

        The Company recorded $5,000 in other expenses on the combined statements of operations for the year ended December 31, 2011 attributable to a legal settlement related to our role advising on the sale of a company. The $5,000 settlement was paid during 2013.